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As filed with the Securities and Exchange Commission on November 8, 1996
                                          Registration No. 33-62719
=============================================================================
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549
                            ______________________

                         POST-EFFECTIVE AMENDMENT NO. 1
                                   TO FORM S-6
                    FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2
                            _____________________
A.    Exact Name of Trust:
                           NATIONAL EQUITY TRUST
                        Low Five Portfolio Series 3

B.    Name of depositor:
                      PRUDENTIAL SECURITIES INCORPORATED

C.    Complete address of depositor's principal executive office:
                              One Seaport Plaza
                               199 Water Street
                           New York, New York 10292

D.    Name and complete address of agent for service:
                                                            Copy to:
          LEE B. SPENCER, JR., ESQ.                  KENNETH W. ORCE, ESQ.
      PRUDENTIAL SECURITIES INCORPORATED            CAHILL GORDON & REINDEL
              One Seaport Plaza                         80 Pine Street
               199 Water Street                     New York, New York 10005
           New York, New York 10292

     The Registrant has registered an indefinite number of Units of Beneficial Interest pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940, as amended.

     Check box if it is proposed that this filing should /x/ become effective immediately upon filing pursuant to paragraph(b) of Rule 485.

          Pursuant to the requirements of Rule 24f-2(b)(3) promulgated under the Investment Company Act of 1940, as amended, the election to register an indefinite number of Units of NATIONAL EQUITY TRUST LOW FIVE PORTFOLIO SERIES 3 is hereby terminated effective November 8, 1996. This Post-Effective Amendment No. 1 is being filed pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, for the purpose of terminating the Rule 24f-2 election.

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                          SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933, the registrant, National Equity Trust Low Five Portfolio Series 3, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in The City of New York and State of New York on the 8th day of November, 1996.

                           NATIONAL EQUITY TRUST
                           Low Five Portfolio Series 3
                                 (Registrant)


                    By PRUDENTIAL SECURITIES INCORPORATED
                                 (Depositor)



                    By the following persons*, who constitute
                         a majority of the Board of Directors of
                         Prudential Securities Incorporated

                              Alan D. Hogan
                              George A. Murray
                              Leland B. Paton
                              Vincent T. Pica II
                              Richard A. Redeker
                              Hardwick Simmons
                              Lee B. Spencer, Jr.


                              By /s/ Kenneth Swankie
                              (Kenneth Swankie,
                              Senior Vice President,
                              Manager - Unit Investment
                              Trust Department, as
                              authorized signatory for
                              Prudential Securities
                              Incorporated and
                              Attorney-in-Fact for the
                              persons listed above)

____________________

*     Pursuant to Powers of Attorney previously filed.

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